Short-term Investments (Details Textual) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Short-term Investments [Abstract]
Current investments	$ 31	$ 28
Investments, Interest Rate	0.60%	0.60%